Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 2 months 30 days	4 years 2 months 30 days	4 years 2 months 30 days
Risk-free interest rate	1.77%	1.24%	1.25%
Expected volatility	17.41%	18.65%	20.96%
Expected dividend yield	2.82%	2.54%	2.29%
Grant date fair value	$ 17.23	$ 16.37	$ 17.17